SCHEDULE OF LIQUIDATION PREFERENCE (Details)	Sep. 30, 2025 USD ($)
Series A Convertible Preferred Stock [Member]
ScheduleOfLiquidationPreferenceLineItems [Line Items]
Liquidation preferences series of convertible preferred stock	$ 6,300,000
Series C Convertible Preferred Stock [Member]
ScheduleOfLiquidationPreferenceLineItems [Line Items]
Liquidation preferences series of convertible preferred stock	1,344,000
Series D Convertible Preferred Stock [Member]
ScheduleOfLiquidationPreferenceLineItems [Line Items]
Liquidation preferences series of convertible preferred stock	$ 18,292,188